COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of maturity analysis for commitments
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2023 and 2022.

December 31, 2023	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,750	1,750	1,750	—	—	—
Accounts payable and accrued liabilities	4,221	4,221	4,221	—	—	—
Long-term debt [1]	40,855	41,895	1,100	8,607	8,351	23,837
Lease liabilities	2,593	3,283	504	1,002	405	1,372
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,187	1,591	596	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,182)	(1,587)	(595)	—	—
Equity derivative instruments	—	(48)	(48)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	19,051	228	3,197	2,625	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(19,980)	(228)	(3,154)	(2,711)	(13,887)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	4,538	4,538	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(4,437)	(4,437)	—	—	—
Net carrying amount of derivatives liability	538
	50,006	50,327	7,633	9,655	8,712	24,327
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2022	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,985	2,985	2,985	—	—	—
Accounts payable and accrued liabilities	3,722	3,722	3,722	—	—	—
Long-term debt [1]	31,733	32,855	1,828	4,152	6,954	19,921
Lease liabilities	2,028	2,616	362	716	320	1,218
Other long-term financial liabilities	10	10	—	3	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,200	1,200	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,300)	(1,300)	—	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	20,221	1,543	2,382	3,295	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(22,131)	(1,986)	(2,470)	(3,454)	(14,221)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	215	215	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(215)	(215)	—	—	—
Net carrying amount of derivatives (asset)	(1,136)
	39,342	40,124	8,300	4,783	7,117	19,924
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2023.

(In millions of dollars)
2024	1,100
2025	3,499
2026 [1]	5,108
2027 [1]	4,906
2028	3,445
Thereafter	23,837
Total long-term debt	41,895
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2023.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	181	241	64	—	486
Purchase obligations [2]	559	448	187	265	1,459
Program rights [3]	734	1,000	173	60	1,967

Total commitments	1,474	1,689	424	325	3,912
[1]    Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.

Disclosure of commitments
Below is a summary of our other contractual commitments that are not included in the table above.

As at December 31
(In millions of dollars)	2023

Acquisition of property, plant and equipment	263
Acquisition of intangible assets [1]	475
Our share of commitments related to associates and joint ventures	306

Total other commitments	1,044
[1] Relates to 3800 MHz spectrum licences won at auction in late 2023, $95 million of which was paid in January 2024.